Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets [Line Items]
Estimated economic life of application			2 years
Accumulated amortization of intangible assets	$ 326,529		$ 314,183	$ 262,734	$ 208,935
Amortization of Intangible Assets	$ 12,154	$ 13,035	$ 51,478	$ 53,844	$ 57,685
Minimum
Goodwill And Intangible Assets [Line Items]
Estimated economic life of application	2 years
Maximum
Goodwill And Intangible Assets [Line Items]
Estimated economic life of application	15 years		15 years